CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenues	$ 17,788		$ 10,146
Cost of revenues	13,790		6,297
Gross profit	3,998		3,849
Operating expenses:
Research and development	777		240
Selling and marketing	752		350
General and administrative	2,243		1,366
Amortization of intangible assets	551		0
Total operating expenses	4,323		1,956
Income (loss) from operations	(325)		1,893
Interest income (expense), net	89		(567)
Other income	4		0
Gain on bargain purchase	4,623		0
Income before provision for income taxes	4,391		1,326
Benefit for income taxes	(136)		(77)
Equity in losses (profit) on of affiliated company	(41)		44
Net income	4,568		1,359
Net loss attributable to non-controlling interests	(849)		0
Net income attributable to Micronet Enertec	$ 5,417		$ 1,359
(*) Earnings per share attributable to Micronet Enertec:
Basic	$ 1.67	[1]	$ 0.42	[1]
Diluted	$ 1.54	[1]	$ 0.42	[1]
Weighted average common shares outstanding:
Basic	3,241,500		3,241,500
Diluted	3,594,872		3,241,500

[1]	Giving retrospective effect to the reverse split- see Note 19.